Investment in airport concessions	12 Months Ended
Dec. 31, 2025
Investment in airport concessions
Investment in airport concessions

10.         Investment in airport concessions

The Company has concessions to operate, maintain and develop 13 airports in Mexico, which are concentrated in central and northern regions of the country. Each concession is for 50 years from November 1, 1998. The term of each of the Company’s concessions may be extended by the Ministry of Infrastructure, Communications and Transportation under certain circumstances for a period not exceeding 50 years. As operators of thirteen airports the Company earns revenue from airlines, passengers, and other users for using the airport facilities. The Company also earns revenues for commercial activities carried out at the airports, such as leasing space to restaurants and other shops.

Each airport concession title contains the following terms and basic conditions:

a.

The concessionaire has the right to manage, operate, maintain and use the airport facilities and carry out any construction, improvements or maintenance of the related facilities in accordance with its five-year period Master Development Program, and to provide airport, complementary and commercial services.

b.

The concessionaire will use the airport facilities only for the purposes specified in the concession title, will provide services in conformity with the law and applicable regulations and will be subject to inspections by the Ministry of Infrastructure, Communications and Transportation.

c.

The concessionaire must pay a concession tax for the right to use airport facilities (currently 9% of the concessionaire’s annual gross revenues derived from the use of public property), in conformity with the Mexican Federal Duties Law.

d.	The concessionaire must grant free access to specific airport areas to certain Mexican government agencies, so that they may carry out their activities within the airports.

e.

The concession may be revoked if the concessionaire breaches any of its obligations established in the concession title, as established in Article 26 and 27 of the Mexican Airport Law and in the concession title. The breach of certain concession terms may cause revocation if the Ministry of Infrastructure, Communications and Transportation has applied sanctions in three different instances with respect to the same concession term.

Since the concessionaire is part of an integrated economic group, the concessionaire and Grupo Aeroportuario del Centro Norte, S.A.B. de C.V, they will respond jointly and severally to the Ministry of Infrastructure Communications and Transportation, regarding the obligations contained in each of the concessions granted and as indicated in the concession title. The terms and conditions of each concession contract have been fulfilled in all important aspects during the years ended December 31, 2025, 2024 and 2023.

Investments in airport concessions include improvements to assets under concession, rights to use airport facilities, and airport concessions. The total cost of the concession was assigned proportionally to the rights to use airport facilities on the basis of the fair value of the assets determined by an independent appraiser. At any airport concession where the cost exceeded the fair value, the excess was recognized within the airport concessions line item.

As of December 31, 2025, 2024 and 2023, the carrying value of the right to use airport facilities, airport concessions and improvement to assets under concession classified as intangible assets are as follows:

	December 31,
	2025		2024		2023
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to concessioned assets		18,982,867		16,885,106		14,406,119
Improvements to concessioned assets in progress		2,792,720		2,577,045		2,195,842
Accumulated amortization		(5,385,726)		(4,708,748)		(4,143,062)
	Ps.	20,352,266	Ps.	18,715,808	Ps.	16,421,304

The changes in investment in concessions are as follows:

	December 31,
	2025		2024		2023
Investment in airport concessions
Beginning balance	Ps.	23,424,556	Ps.	20,564,366	Ps.	17,610,112
Land transfer		—		—		—
Increase		2,313,436		2,860,190		2,954,254
Ending balance		25,737,992		23,424,556		20,564,366
Amortization of airport concessions:
Beginning balance		(4,708,748)		(4,143,062)		(3,669,746)
Increase		(676,978)		(565,686)		(473,316)
Ending balance		(5,385,726)		(4,708,748)		(4,143,062)
Net investment in airport concessions	Ps.	20,352,266	Ps.	18,715,808	Ps.	16,421,304

Master Development Plan – The Company is obligated to carry out maintenance, improvements to assets under concession and acquire fixed assets according to the Master Development Program. The Master Development Program for 2026-2030 is Ps. 16,005,044 in pesos with purchasing power of December 31, 2024, and Ps. 16,633,614 in pesos with purchasing power of December 31, 2025, as updated with the National Producer Price Index of the construction industry (“INPPIC”, for its acronym in Spanish), in accordance with the concession contract.

On October 19, 2023, in accordance with the modification of the tariff regulation bases established in Annex 7 of the Company's concession titles, the Federal Civil Aviation Agency authorized the Company to defer certain investments committed under the Master Development Programs in force for approximately 24 months. As a result, Ps.640,274 and Ps.583,222 (expressed in pesos with purchasing power as of December 2025), originally scheduled and committed to be executed between 2024 and 2025, respectively, will be executed as follows: Ps. 866,304 will be executed in 2026 and Ps. 405,243 will be executed in 2027.

The amount to be incurred as of December 31, 2025, is Ps. 20,417,327 which is anticipated to be carried out as follows (includes aforementioned deferrals):

Year	Amount
2026	Ps.	3,750,395
2027		3,793,362
2028		4,057,683
2029		4,447,839
2030		4,368,049
	Ps.	20,417,327

Between 2007 and 2011, the Company carried out a series of sales and exchanges of land located next to the Monterrey

Airport to allow for future growth of the Airport, including the construction of a second runway that the Airport intends to build in the future. As of December 31, 2025, 2024 and 2023, such land had a carrying value of Ps.1,426,363.

On December 4, 2012, the Monterrey Airport received authorization from the Federal Civil Aviation Agency (“AFAC”, for its acronym in Spanish) to include Ps.386,538 (amount expressed in nominal pesos of 2009) in investments as part of Master Development Program for 2011-2015.

Additionally, during the 2011 Master Development Program revision, Ps.77,306 was included due to an extraordinary adjustment in its maximum tariff under the Master Development Program. The Master Development Program 2026-2030 included Ps.365,278 (amount expressed in 2009 nominal pesos). The remaining investment to be recognized for a cost of Ps.330,490 (amount expressed in 2009 nominal pesos). This amount may not be recognized by the Ministry of Infrastructure Communications and Transportation in the future. The final recovery amounts are adjusted annually based on INPPIC excluding oil.

The land acquired is property of the Company’s Airports and is classified in the consolidated statements of financial position under the headings of property, leasehold improvements and equipment. These are recorded at their acquisition value.

The land will continue to be classified under this caption until the proceedings with the AFAC have been completed. If the AFAC recognizes the land as part of the investment under concession, it is expected that ownership of the property will be transferred to the Federal Government. Accordingly, at the time such recognition occurs, the Entity will derecognize the asset and recognize an addition for the same amount to the investment in airport concessions (improvements to concessioned assets), which will be subject to amortization over the remaining term of the concession.

The Company’s improvements to the airport facilities can be recognized by the AFAC as part of the investment in airport concession. The cost of airport improvements recognized by the AFAC that are part of the Company’s investment in concession assets is “recovered” in the form of adjustments to the maximum rates that the Company may charge for aeronautical services, which are regulated by the AFAC.